CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings Statutory Reserve [Member]	Retained Earnings Unrestricted [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 38,554	$ 23,466,482	$ 2,204,174	$ 31,387,398	$ 1,741,696	$ 111,404	$ 58,949,708
Beginning balances, shares at Dec. 31, 2020	3,855,369
Issuance of ordinary shares - cash	$ 13,450	11,903,355					11,916,805
Issuance of ordinary shares - cash, shares	1,345,000
Issuance of ordinary shares-conversion of debt	$ 1,570	756,580					758,150
Issuance of ordinary shares-conversion of debt, shares	157,014
Share based payment service	$ 250	155,575					155,825
Share based payment service, shares	25,000
Net loss from continued operation				(51,492,816)			(51,492,816)
Net loss from discontinued operation				(7,137,069)		(2,918,680)	(10,055,749)
Statutory reserves
Acquisition of Fresh Joy						5,379,104	5,379,104
Disposition of Discontinue operation			(60,922)	1,493,945	66,288	(111,404)	1,387,907
Foreign currency translation					651,272		651,272
Ending balance, value at Dec. 31, 2021	$ 53,824	36,281,992	2,143,252	(25,748,542)	2,459,256	2,460,424	17,650,206
Ending balances, shares at Dec. 31, 2021	5,382,383
Issuance of ordinary shares - cash	$ 784	87,808					88,592
Issuance of ordinary shares - cash, shares	78,400
Issuance of ordinary shares - prepayment for acquisition of assets	$ 10,000	3,510,000					3,520,000
Issuance of ordinary shares - prepayment for acquisition of assets, shares	1,000,000
Issuance of ordinary shares-conversion of debt	$ 4,147	252,668					256,815
Issuance of ordinary shares-conversion of debt, shares	414,786
Issuance of ordinary shares – cashless exercise	$ 2,705	(2,705)
Issuance of ordinary shares - cashless exercise, shares	270,492
Share based payment service	$ 21,400	2,426,150					2,447,550
Share based payment service, shares	2,140,000
Net loss from continued operation				(9,123,054)			(9,123,054)
Net loss from discontinued operation				(242,002)		(40,025)	(282,027)
Share-based payments - omnibus equity plan	$ 6,000	1,590,000					1,596,000
Share-based payments - omnibus equity plan, shares	600,000
Reverse split senders	$ 87	(87)
Reverse split senders, shares	8,673
Statutory reserves
Foreign currency translation					(1,624,743)		(1,624,743)
Ending balance, value at Dec. 31, 2022	$ 98,947	44,145,826	2,143,252	(35,113,598)	834,513	2,420,399	14,529,339
Ending balances, shares at Dec. 31, 2022	9,894,734
Issuance of ordinary shares - cash	$ 42,834	2,955,563					2,998,397
Issuance of ordinary shares - cash, shares	4,283,425
Issuance of ordinary shares-conversion of debt	$ 14,201	1,075,621					1,089,822
Issuance of ordinary shares-conversion of debt, shares	1,420,122
Issuance of common stock to pay for goods	$ 420,000	42,000,000					42,420,000
Issuance of common stock to pay for goods, shares	42,000,000
Share based payment service	$ 8,000	3,651,080					3,659,080
Share based payment service, shares	800,000
Net loss from continued operation				(29,107,727)			(29,107,727)
Statutory reserves
Disposition of Discontinue operation				7,389,310	263,285	(2,420,399)	5,232,196
Foreign currency translation					(199,032)		(199,032)
Ending balance, value at Dec. 31, 2023	$ 583,982	$ 93,828,090	$ 2,143,252	$ (56,832,015)	$ 898,766		$ 40,622,075
Ending balances, shares at Dec. 31, 2023	58,398,281